Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Member]
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 15.8
Redeemable Convertible Preferred Stock Series B [Member]
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 0.1	$ 0.2
Redeemable Convertible Preferred Stock Series B-1 [Member]
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 0.2